Income Taxes - Additional Information (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022
Income Taxes [Line Items]
United States corporate tax at a rate	21.00%
Capital loss carryforwards		$ 9.7			$ 6.7
Less valuation allowance		172.7			145.7
Deferred Tax Assets, Gross		529.9			322.2
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Net operating loss carryforwards		354.9			376.5
Operating loss carryforwards, remaining				$ 354.9
Capital loss carryforwards		46.1
Less valuation allowance		24.5			18.0
Internal Revenue Service (IRS) | Aspen U.K.
Income Taxes [Line Items]
Capital loss carryforwards		30.3
Operating loss carryforwards, subject to s382 limitation		39.2
Internal Revenue Service (IRS) | Aspen U.K. | Subsequent Event
Income Taxes [Line Items]
Operating loss carryforwards, subject to s382 limitation				23.1
Internal Revenue Service (IRS) | U.S. operating subsidiaries
Income Taxes [Line Items]
Net operating loss carryforwards		270.2
Capital loss carryforwards		15.8
Internal Revenue Service (IRS) | U.S. operating subsidiaries | Subsequent Event
Income Taxes [Line Items]
Operating loss carryforwards, subject to s382 limitation			$ 20.8
Internal Revenue Service (IRS) | Aspen U.K.'s U.S. branch
Income Taxes [Line Items]
Net operating loss carryforwards		$ 84.7
Operating loss carryforwards, subject to s382 limitation				$ 6.5
Internal Revenue Service (IRS) | Minimum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration		2032
Internal Revenue Service (IRS) | Maximum
Income Taxes [Line Items]
Operating loss carryforwards, date of expiration		2041
U.K.
Income Taxes [Line Items]
U. K. corporate tax rate	23.50%
Net operating loss carryforwards		$ 248.1			280.5
Operating loss carryforwards, remaining		19.0			19.8
Less valuation allowance		131.0			106.7
U.K. | Lloyd's
Income Taxes [Line Items]
Deferred tax losses, operating loss carryforward		64.5			(19.9)
U.K. | Other juridictions
Income Taxes [Line Items]
Deferred tax losses, operating loss carryforward		$ (97.8)			$ (118.8)
Bermuda
Income Taxes [Line Items]
Bermuda tax rate		0.00%